Property and Equipment, Net (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation	¥ 461,262	$ 3,028	¥ 546,638